Capital and Risk Management - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	$ 51,608,820		$ 51,608,820		$ 72,106,449	$ 77,318,811
Liabilities	78,677,703		78,677,703		67,819,676	65,860,292
Net loss	(8,971,888)	$ (15,616,305)	(31,606,718)	$ (34,368,325)	(44,699,313)	(34,860,963)	$ (27,894,834)
Cash and cash equivalents	1,712,978	$ 1,325,633	1,712,978	$ 1,325,633	4,588,057	1,110,889	$ 529,190	$ 1,325,794
Working Capital Deficit	43,359,783		43,359,783		42,108,177
Current assets	7,289,470		7,289,470		21,907,442	15,195,235
Current liabilities	50,649,253		50,649,253		64,015,619	28,247,937
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents					4,588,057	1,110,889
Working Capital Deficit					42,108,177	13,052,702
Current assets					6,712,207
Current liabilities					35,767,682
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	1,140,771		1,140,771		14,554,193	8,291,005
Liabilities	$ 32,968,204		32,968,204		11,685,160	16,398,521
Net loss			$ 1,591,372		$ 143,452	$ 405,376
Average foreign exchange rate			5		5
Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss rate					1.00%